Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments

June 30, 2020

(in U.S. Dollars) (Unaudited)

Investments	Cost	Fair Value	Percent of Net Assets	Domicile	Liquidity(1),(2)	Next Available Redemption Date(3)	Initial Acquisition Date
Investments in Portfolio Funds
Asia
Old Peak Asia Fund Ltd.
250 shares, Class A	$250,000	$114,001	0.54%	Cayman Islands	Quarterly	9/30/2020	1/1/2018
Private Investors III, LLC
1,588 shares(4)	1,581,420	1,300,414	6.11	United States	0-5 Years	0-5 Years	11/19/2014
Teng Yue Partners Offshore Fund, L.P.
847 shares(5)	846,734	4,021,800	18.90	Cayman Islands	Quarterly	9/30/2020	10/1/2015
Tybourne Equity (Offshore) Fund
1,286 shares, Series A(5)	1,286,053	1,791,601	8.42	Cayman Islands	Quarterly	9/30/2020	7/2/2012
Total Asia	3,964,207	7,227,816	33.97

Emerging Markets
New Century Holdings XI, L.P.
40,790 shares	35,437	42,466	0.19	Cayman Islands	Illiquid	N/A	10/2/2017
Total Emerging Markets	35,437	42,466	0.19

Energy & Natural Resources
CamCap Resources Offshore Fund, Ltd.
113 shares, Class B	21,545	7,710	0.04	Cayman Islands	Illiquid	N/A	10/2/2017
JB Investments Offshore Fund III, Ltd.
175 shares	175,000	178,889	0.84	Cayman Islands	Quarterly	6/1/2021	6/1/2020
MLO Private Investment, Ltd.
47 shares, Series 01	76,995	79,019	0.37	Cayman Islands	Illiquid	N/A	10/2/2017
Whetstone Capital Offshore Fund, Ltd.
1,030 shares	1,030,294	1,506,433	7.08	Cayman Islands	Quarterly	9/30/2020	7/1/2015
Total Energy & Natural Resources	1,303,834	1,772,051	8.33

Healthcare
Broadfin Healthcare Offshore Fund, Ltd.
40 shares, Series A	49,885	51,696	0.24	Cayman Islands	Quarterly	9/30/2020	1/31/2020
Total Healthcare	49,885	51,696	0.24

Technology
Light Street Xenon, Ltd.
448 shares, Class A	588,637	1,221,516	5.74	Cayman Islands	Quarterly	9/30/2020	10/1/2015
Tiger Global, Ltd.
2,275 shares, Class C	1,106,887	3,876,677	18.21	Cayman Islands	Annually	3/31/2021	7/1/2013
Total Technology	1,695,524	5,098,193	23.95

Value Long/Short
Bronte Capital Ganymede Fund Ltd.
1,553 shares, Class A	1,499,999	1,784,305	8.38	Cayman Islands	Monthly	7/31/2020	1/1/2018

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments (continued)

June 30, 2020

(in U.S. Dollars) (Unaudited)

Investments	Cost	Fair Value	Percent of Net Assets	Domicile	Liquidity(1),(2)	Next Available Redemption Date(3)	Initial Acquisition Date
Value Long/Short (continued)
Falcon Edge Global Ltd.
358 shares, Series S	$510,456	$561,560	2.64%	Cayman Islands	Illiquid	N/A	4/3/2017
Falcon Edge Global Ltd.
100 shares, Series Standard Share Partners	93,393	54,244	0.25	Cayman Islands	Illiquid	N/A	10/3/2016
Glade Brook Private Investors VII LLC
1,166 shares	1,159,588	1,001,476	4.71	United States	0-5 Years	N/A	8/10/2015
Tiger Veda Ltd.
93 shares, Class C1	252,747	220,923	1.04	Cayman Islands	Illiquid	N/A	10/2/2017
Tiger Veda Ltd.
110 shares, Class C3	82,954	–	–	Cayman Islands	Illiquid	N/A	10/2/2017
Total Value Long/Short	3,599,137	3,622,508	17.02

Total Investments in Portfolio Funds	$10,648,024	$17,814,730	83.70%

Investments in Securities
Common Stock
Global Opportunistic
Adyen NV
45 shares(6)(7)	50,866	65,497	0.31	Netherlands
Alphabet, Inc.
49 shares, Class A(6)(8)	57,773	69,484	0.33	United States
Amazon.com, Inc.
34 shares(6)(8)	17,055	93,800	0.44	United States
Apollo Global Management, Inc.
1,430 shares, Class A(8)	37,698	71,386	0.34	United States
BDO Unibank, Inc.
21,720 shares	63,377	42,721	0.20	Philippines
Facebook, Inc.
330 shares, Class A(6)(8)	61,130	74,933	0.35	United States
Gasco Energy, Inc.
1,466 shares, ADR(6)(8)	55,002	87,945	0.41	United States
Herbalife Nutrition, Ltd.
1,565 shares(6)(8)	66,684	70,394	0.33	United States
JD.com, Inc.
1,818 shares, ADR(6)(8)	57,469	109,407	0.51	China
Lantheus Holdings, Inc.
6,715 shares(6)(8)	111,188	96,030	0.45	United States
Meituan Dianping
4,250 shares(6)	57,566	94,262	0.44	Cayman Islands
Microsoft Corp.
437 shares(8)	32,076	88,934	0.42	United States

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments (continued)

June 30, 2020

(in U.S. Dollars) (Unaudited)

Investments	Cost	Fair Value	Percent of Net Assets	Domicile
Global Opportunistic (continued)
Mtu Aero Engines Ag
352 shares	$52,393	$60,962	0.29%	Germany
RingCentral, Inc.
194 shares, Class A(6)(8)	54,648	55,292	0.26	United States
Rolls-Royce Holdings PLC
6,387 shares	59,619	22,587	0.11	United Kingdom
Safran Sa
550 shares	48,610	55,131	0.26	France
Sea, Ltd.
1,767 shares, ADR(6)(8)	60,672	189,493	0.89	Singapore
SoftBank Group Corp.
2,728 shares, ADR(8)	63,659	68,691	0.32	Japan
Splunk, Inc.
309 shares(6)	59,351	61,398	0.29	United States
StoneCo, Ltd.
2,650 shares(6)(8)	55,261	102,714	0.48	Brazil
Swedish Match AB
1,500 shares	58,002	105,439	0.49	Sweden
TransDigm Group, Inc.
138 shares(8)	49,871	61,003	0.29	United States
Twilio, Inc.
451 shares, Class A(6)(8)	50,183	98,958	0.46	United States
Wuxi Biologics Cayman Inc
3,666 shares(6)(7)	66,669	67,072	0.32	Cayman Islands
Xero Ltd
1,175 shares(6)	50,742	73,067	0.34	New Zealand
Total Common Stock	1,397,564	1,986,600	9.33

Preferred Stock
Global Opportunistic
Rolls-Royce Holdings, PLC
1,789,007 shares(6)	774	–	–	United Kingdom
Total Preferred Stock	774	–	–

Rights
Elanco Animal Health, Inc.(8)
15,801 shares	–	–	–	United States
Total Rights	–	–	–

Total Investments in Securities	$1,398,338	$1,986,600	9.33%

TOTAL INVESTMENTS	$12,046,362	$19,801,330	93.03%

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments (continued)

June 30, 2020

(in U.S. Dollars) (Unaudited)

Investments	Proceeds	Fair Value	Percent of Net Assets	Domicile
Securities Sold Short
Common Stock
Global Opportunistic
B&G Foods, Inc. 5,700 shares	$(99,643)	$(138,966)	(0.65)%	United States
Casino Guichard-Perrachon SA 2,950 shares	(102,293)	(109,041)	(0.51)	France
CH Robinson Worldwide, Inc. 1,365 shares	(99,830)	(107,917)	(0.51)	United States
Harvey Norman Holdings, Ltd. 58,000 shares	(100,184)	(141,691)	(0.67)	Australia
HelloFresh SE 2,450 shares (6)	(99,671)	(130,472)	(0.62)	Germany
Hennes & Mauritz AB 5,043 shares , Class B(8)	(76,092)	(73,062)	(0.34)	Sweden
Kraft Heinz Co. 3,520 shares	(102,782)	(112,253)	(0.53)	United States
Lantheus Holdings, Inc. 11,340 shares (6)	–	–	–	United States
Manhattan Associates, Inc. 1,325 shares (6)	(102,392)	(124,814)	(0.59)	United States
Mattel, Inc. 6,766 shares (6)	(76,119)	(65,427)	(0.31)	United States
Nomad Foods, Ltd. 5,100 shares (6)	(103,901)	(109,395)	(0.52)	Great Britain
Sunac China Holdings, Ltd. 18,000 shares	(96,926)	(75,363)	(0.35)	China
Tesla, Inc. 663 shares (6)	(200,470)	(715,914)	(3.35)	United States
Total Common Stock	(1,260,303)	(1,904,315)	(8.95)

Total Securities Sold Short	$(1,260,303)	$(1,904,315)	(8.95)%

Other Assets, less Liabilities(9)		$3,388,146	15.92%
Total Net Assets		$21,285,161	100.00%

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments (continued)

June 30, 2020

(in U.S. Dollars) (Unaudited)

(1)	Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms.
(2)	0-5 Years - Portfolio Funds will periodically redeem depending on cash availability.
(3)	Investments in Portfolio Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after June 30, 2020 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Next Available Redemption Date. Redemptions from Portfolio Funds may be subject to fees.
(4)	Private Investors III, LLC has a concentrated investment in Koudai Corporation which accounts for 6.11% of the Fund’s net assets on a look-through basis as of June 30, 2020. As of June 30, 2020, the Fund owns shares in Koudai Corporation through its investment in Private Investors III, LLC.
(5)	Although the Portfolio Fund has monthly, quarterly, or annual redemption rights, there are various gates, holdbacks, and/or side pockets imposed by the manager of the Portfolio Fund, which prevent the Fund from being able to redeem its entire position at the next available redemption date.
(6)	Non-income producing security.
(7)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $132,569, representing 0.62% of net assets.
(8)	All or a portion of each of these securities have been segregated as collateral for securities sold short and the Fund’s line of credit. The aggregate market value of those securities was 1,338,465.
(9)	Includes cash held as collateral for securities sold short.

Notes to Schedule of Investments (unaudited)

Valuation of Portfolio Funds and Securities

Morgan Creek Global Equity Long/Short Institutional Fund (the “Fund”) is structured as a fund-of-funds and its investment objective is to generate greater long-term returns when compared to traditional equity market benchmarks, while exhibiting a lower level of volatility and a modest degree of correlation to these markets. The Fund seeks to achieve this objective primarily by investing in private funds and other pooled investment vehicles (collectively, the “Portfolio Funds”), and exchange traded funds, common stocks, rights, and preferred stock, (collectively, the “Securities”) that are not expected to be highly correlated to each other or with traditional equity markets over a long-term time horizon. In August 2018, the FASB issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820) - Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”), which simplifies the disclosure requirements on fair value measurement. ASU 2018-13 is effective for annual periods beginning after December 15, 2019, and early adoption is permitted. The amendment within ASU 2018-13 eliminates, among other things, the requirement to disclose the reconciliation of the movement in fair value of Level 3 investments and the changes in unrealized gains and losses for the period included in earnings for recurring Level 3 fair value measurements held at the end of the reporting period. The Fund early adopted, and applied, ASU 2018-13 for the year ended March 31, 2019. The Fund’s adoption of the ASU 2018-13 did not have a material impact. The Fund carries its investments in Portfolio Funds at fair value in accordance with FASB ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) which clarifies the definition of fair value for financial reporting, establishes a hierarchal disclosure framework for measuring fair value and requires additional disclosures about the use of fair value measure.

The net asset value (“NAV”) of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles described below, or as may be determined from time to time pursuant to policies established by Morgan Creek Capital Management, LLC (the “Advisor”). The Fund’s NAV is calculated by State Street Bank & Trust Company, in its capacity as the Fund’s administrator (the “Administrator,” or “State Street”).

The Fund’s Board of Trustees (the “Board”) has ultimate responsibility for valuation but has delegated the process of valuing securities for which market quotations are not readily available to the Valuation Committee (the “Committee”). The Committee is responsible for monitoring the Fund’s valuation policies and procedures (which have been adopted by the Board and are subject to Board oversight), making recommendations to the Board on valuation-related matters and ensuring the implementation of the valuation procedures used by the Fund to value securities, including the fair value of the Fund’s investments in Portfolio Funds. These procedures shall be reviewed by the Board no less frequently than annually. Any revisions to these procedures that are deemed necessary shall be reported to the Board at its next regularly scheduled meeting.

Investments in Portfolio Funds held by the Fund are valued as follows:

The Fund measures the fair value of an investment that does not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV in accordance with ASC 820. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the Fund’s measurement date as the fair value of the investments. Investments in Portfolio Funds are subject to the terms of the Portfolio Funds’ offering and governing documents. Valuations of the Portfolio Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Portfolio Funds as required by the Portfolio Funds’ operating documents.

The Advisor’s rationale for the above approach derives from the reliance it places on its initial and ongoing due diligence, which understands the respective controls and processes around determining the NAV with the third-party investment managers (the “Managers”) of the Portfolio Funds. The Advisor has designed an ongoing due diligence process with respect to the Portfolio Funds and their Managers, which assists the Advisor in assessing the quality of information provided by, or on behalf of, each Portfolio Fund and in determining whether such information continues to be reliable or whether further investigation is necessary.

Where no value is readily available from a Portfolio Fund or Securities or where a value supplied by a Portfolio Fund is deemed by the Advisor not to be indicative of its fair value, the Advisor will determine, in good faith, the fair value of the Portfolio Fund or Securities subject to the approval of the Board and pursuant to procedures adopted by the Board and subject to the Board’s oversight. The Advisor values the Fund’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the fair values of the Fund’s Portfolio Funds may differ significantly from the values that would have been used had a ready market for the Portfolio Funds held by the Fund been available.

Investments in Publicly Traded Securities held by the Fund are valued as follows:

The Fund values investments in publicly traded securities, including common stocks, rights, and securities sold short, that are listed on a national securities exchange at their closing price on the last business day of the period.

Fair Value of Financial Instruments

In accordance with ASC 820, the Fund discloses the fair value of its investments in Portfolio Funds and Securities in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 - Other significant observable inputs; and

Level 3 - Other significant unobservable inputs.

Inputs broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. The Advisor generally uses the NAV per share of the investment (or its equivalent) reported by the Portfolio Fund as the primary input to its valuation; however, adjustments to the reported amount may be made based on various factors.

A Security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Advisor. The Advisor considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by multiple, independent sources that are actively involved in the relevant market.

All of the Fund’s investments in Securities have been classified within level 1 and Securities sold short have been classified within level 1. Transfers in and/or out of levels are recognized at the date of circumstances that caused the transfer.

The Advisor’s belief of the most meaningful presentation of the strategy classification of the Portfolio Funds and Securities is as reflected on the Schedule of Investments.

Hedge funds such as the Portfolio Funds are generally funds whose shares are issued pursuant to an exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”) or are issued offshore. The frequency of such subscription or redemption options offered to investors is dictated by such hedge fund’s governing documents. The amount of liquidity provided to investors in a particular Portfolio Fund is generally consistent with the liquidity and risk associated with the Portfolio Funds (i.e., the more liquid the investments in the portfolio, the greater the liquidity provided to the investors).

Liquidity of individual hedge funds varies based on various factors and may include “gates,” “holdbacks” and “side pockets” (defined in the Fund’s prospectus) imposed by the manager of the hedge fund, as well as redemption fees which may also apply. These items have been identified as illiquid (“0-5 years”) on the Schedule of Investments.

Assumptions used by the Advisor due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments in Securities and Securities sold short carried at fair value:

	Asset at Fair Values as of June 30, 2020
	Level 1	Level 2	Level 3	Total
Investment Securities
Common Stock
Global Opportunistic	$1,399,862	$586,738	$–	$1,986,600
Total Investments	$1,399,862	$586,738	$–	$1,986,600

	Liabilities at Fair Values as of June 30, 2020
	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stock
Global Opportunistic	$(1,904,315)	$–	$–	$(1,904,315)
Total Securities Sold Short	$(1,904,315)	$–	$–	$(1,904,315)

Total Investments in Portfolio Funds Measured at NAV				17,814,730

There were no changes in valuation technique. Common Stock Securities were transferred from Level 1 to Level 2 as local market prices were converted to USD using current exchange rates.

The industry composition of Investments in securities at fair value and Securities sold short at June 30, 2020, is as follows:

Industry Composition (June 30, 2020)
Investments in Securities
Software	1.75%
Internet & Direct Marketing Retail	0.95%
Aerospace & Defense	0.95%
IT Services	0.94%
Entertainment	0.89%
Interactive Media & Services	0.68%
Tobacco	0.49%
Health Care Equipment & Supplies	0.45%
Oil & Gas	0.41%
Capital Markets	0.34%
Personal Products	0.33%
Wireless Telecommunication Services	0.32%
Pharmaceuticals	0.32%
Investment Banking	0.31%
Banks	0.20%
Total investments in Securities	9.33%

Securities Sold Short
Leisure Products	-0.31%
Specialty Retail	-0.34%
Real Estate Management & Development	-0.35%
Air Freight & Logistics	-0.51%
Food & Staples Retailing	-0.51%
Software	-0.59%
Internet & Direct Marketing Retail	-0.62%
Retail	-0.67%
Food Products	-1.70%
Automobiles	-3.35%
Total Securities Sold Short	-8.95%

Percentages are based upon common stocks and preferred stocks as a percentage of net assets.